Business Combination - Schedule of Common Stock (Details) - shares		12 Months Ended
	Dec. 07, 2021	Jan. 31, 2022	Dec. 06, 2021	Jan. 31, 2021
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	260,091,568
Shares issued upon early exercise of unvested stock options (in shares)				1,838,207
Common Class A
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		22,788,611
Holders of dMY IV’s sponsor shares - Class A Common Stock	7,762,500
PIPE Investment - Class A Common Stock	25,200,000
Common stock, shares outstanding (in shares)		241,017,687
Shares issued upon early exercise of unvested stock options (in shares)			1,746,296
Shares redeemed during the period (in shares)	689,670
Sponsor earnout shares subject to vesting requirements (in shares)	862,500
Common Class B
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		21,157,586
Common stock, shares outstanding (in shares)		21,157,586
Former Plan Stockholders | Common Class A
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	172,161,152
Former Plan Stockholders | Common Class B
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	21,157,586
dMY IV Public Stockholders
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	33,810,330